Other Income	12 Months Ended
Jun. 30, 2026
Other Income [Abstract]
Other income
18.	Other income

	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Gain on disposal of spare parts	-	248,949	-	-
Gain on disposal of property, plant and equipment	-	-	55,073	13,492
Proceeds from sale of scraped materials	30,231	-	19,979	4,894
Sundry income	22,536	9,487	759	186
Gain on foreign exchange, net	53,445	-	50,696	12,419
Reversal of expected credit loss	-	101,172	10,544	2,583
	106,212	359,608	137,051	33,574